Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

CORPORATE BONDS - 67.0%	Par	Value
Aerospace/Defense - 1.9%
Bombardier Inc
7.88%, 04/15/2027 (a)	$250,000	$250,437
7.25%, 07/01/2031 (a)	25,000	25,107
Spirit AeroSystems Inc, 9.38%, 11/30/2029 (a)	250,000	273,010
TransDigm Inc
6.38%, 03/01/2029 (a)	125,000	125,704
7.13%, 12/01/2031 (a)	100,000	103,166
6.63%, 03/01/2032 (a)	125,000	126,488
		903,912

Airlines - 1.9%
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.50%, 04/20/2026 (a)	212,250	210,903
5.75%, 04/20/2029 (a)	375,000	369,214
Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd, 5.75%, 01/20/2026 (a)	75,000	70,571
VistaJet Malta Finance PLC / Vista Management Holding Inc
7.88%, 05/01/2027 (a)	125,000	105,822
9.50%, 06/01/2028 (a)	125,000	106,418
		862,928

Automotive & Auto Parts - 1.1%
American Axle & Manufacturing Inc, 6.88%, 07/01/2028	50,000	49,879
Benteler International AG, 10.50%, 05/15/2028 (a)	200,000	216,429
Champions Financing Inc, 8.75%, 02/15/2029 (a)	50,000	52,425
Dana Inc, 4.50%, 02/15/2032	100,000	86,450
Phinia Inc, 6.75%, 04/15/2029 (a)	75,000	75,813
Tenneco Inc, 8.00%, 11/17/2028 (a)	75,000	68,489
		549,485

Broadcasting - 1.7%
AMC Networks Inc, 4.75%, 08/01/2025	100,000	100,017
Belo Corp, 7.75%, 06/01/2027	75,000	77,423
Gray Escrow II Inc, 5.38%, 11/15/2031 (a)	250,000	164,211
Sirius XM Radio Inc, 4.00%, 07/15/2028 (a)	150,000	137,334
TEGNA Inc, 4.63%, 03/15/2028	118,000	108,369
Univision Communications Inc
8.00%, 08/15/2028 (a)	125,000	127,429
4.50%, 05/01/2029 (a)	125,000	111,800
		826,583

Building Materials - 2.4%
Builders FirstSource Inc, 6.38%, 03/01/2034 (a)	175,000	176,052
Camelot Return Merger Sub Inc, 8.75%, 08/01/2028 (a)	225,000	231,238
Cornerstone Building Brands Inc, 6.13%, 01/15/2029 (a)	50,000	44,820
Masonite International Corp, 3.50%, 02/15/2030 (a)	125,000	110,608
MIWD Holdco II LLC / MIWD Finance Corp, 5.50%, 02/01/2030 (a)	250,000	230,452
New Enterprise Stone & Lime Co Inc, 5.25%, 07/15/2028 (a)	125,000	120,171
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031 (a)	250,000	267,427
		1,180,768

Cable/Satellite TV - 2.0%
CCO Holdings LLC / CCO Holdings Capital Corp
5.00%, 02/01/2028 (a)	250,000	232,975
4.75%, 03/01/2030 (a)	250,000	215,323
CSC Holdings LLC, 4.13%, 12/01/2030 (a)	200,000	143,108
DISH Network Corp, 11.75%, 11/15/2027 (a)	250,000	254,885
Midcontinent Communications / Midcontinent Finance Corp, 5.38%, 08/15/2027 (a)	125,000	119,067
		965,358

Capital Goods - 0.9%
Esab Corp, 6.25%, 04/15/2029 (a)	25,000	25,149
GrafTech Global Enterprises Inc, 9.88%, 12/15/2028 (a)	250,000	185,363
Hillenbrand Inc, 6.25%, 02/15/2029	100,000	101,001
Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC, 9.00%, 02/15/2029 (a)	100,000	103,545
		415,058

Chemicals - 1.7%
NOVA Chemicals Corp
5.00%, 05/01/2025 (a)	200,000	197,023
5.25%, 06/01/2027 (a)	150,000	141,443
9.00%, 02/15/2030 (a)	150,000	154,926
Olympus Water US Holding Corp, 9.75%, 11/15/2028 (a)	200,000	213,288
Rain Carbon Inc, 12.25%, 09/01/2029 (a)	125,000	129,956
		836,636

Consumer-Products - 0.6%
Central Garden & Pet Co
4.13%, 10/15/2030	50,000	44,907
4.13%, 04/30/2031 (a)	75,000	66,183
Coty Inc/HFC Prestige Products Inc/HFC Prestige International US LLC, 6.63%, 07/15/2030 (a)	75,000	76,222
Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 5.00%, 12/31/2026 (a)	100,000	98,154
		285,466

Containers - 2.2%
Ball Corp, 6.00%, 06/15/2029	125,000	126,368
Canpack SA / Canpack US LLC, 3.88%, 11/15/2029 (a)	200,000	177,213
Graphic Packaging International LLC, 3.75%, 02/01/2030 (a)	125,000	111,299
Mauser Packaging Solutions Holding Co
7.88%, 08/15/2026 (a)	125,000	127,461
9.25%, 04/15/2027 (a)	125,000	124,082
Trivium Packaging Finance BV
5.50%, 08/15/2026 (a)	200,000	197,299
8.50%, 08/15/2027 (a)	200,000	197,725
		1,061,447

Diversified Financial Services - 3.8%
Bread Financial Holdings Inc
7.00%, 01/15/2026 (a)	48,000	48,358
9.75%, 03/15/2029 (a)	175,000	182,223
Burford Capital Global Finance LLC, 6.25%, 04/15/2028 (a)	200,000	194,957
Icahn Enterprises LP / Icahn Enterprises Finance Corp
6.38%, 12/15/2025	125,000	124,084
6.25%, 05/15/2026	125,000	122,538
9.75%, 01/15/2029 (a)	125,000	130,680
Macquarie Airfinance Holdings Ltd
8.38%, 05/01/2028 (a)	150,000	159,127
6.50%, 03/26/2031 (a)	25,000	25,470
Navient Corp, 5.00%, 03/15/2027	100,000	95,879
OneMain Finance Corp
3.88%, 09/15/2028	125,000	111,641
7.88%, 03/15/2030	125,000	129,039
PennyMac Financial Services Inc, 7.88%, 12/15/2029 (a)	125,000	128,567
PRA Group Inc, 8.38%, 02/01/2028 (a)	250,000	248,957
United Wholesale Mortgage LLC, 5.75%, 06/15/2027 (a)	125,000	121,677
		1,823,197

Diversified Media - 0.6%
Clear Channel Outdoor Holdings Inc
5.13%, 08/15/2027 (a)	125,000	117,979
7.88%, 04/01/2030 (a)	75,000	74,619
Match Group Holdings II LLC, 5.63%, 02/15/2029 (a)	100,000	97,134
		289,732

Energy - 11.2%
Ascent Resources Utica Holdings LLC / ARU Finance Corp
7.00%, 11/01/2026 (a)	125,000	125,483
5.88%, 06/30/2029 (a)	125,000	119,315
Baytex Energy Corp
8.50%, 04/30/2030 (a)	250,000	260,926
7.38%, 03/15/2032 (a)	75,000	75,820
Blue Racer Midstream LLC / Blue Racer Finance Corp, 6.63%, 07/15/2026 (a)	106,000	105,860
CITGO Petroleum Corp, 7.00%, 06/15/2025 (a)	125,000	124,965
Civitas Resources Inc, 8.63%, 11/01/2030 (a)	375,000	402,935
Crescent Energy Finance LLC
9.25%, 02/15/2028 (a)	250,000	264,221
7.63%, 04/01/2032 (a)	125,000	126,067
Delek Logistics Partners LP / Delek Logistics Finance Corp, 8.63%, 03/15/2029 (a)	75,000	76,638
EQM Midstream Partners LP
7.50%, 06/01/2027 (a)	75,000	76,934
6.50%, 07/01/2027 (a)	75,000	75,725
7.50%, 06/01/2030 (a)	75,000	80,264
4.75%, 01/15/2031 (a)	125,000	116,329
Gulfport Energy Corp, 8.00%, 05/17/2026 (a)	125,000	126,971
Harvest Midstream I LP, 7.50%, 09/01/2028 (a)	500,000	507,133
Hilcorp Energy I LP / Hilcorp Finance Co, 6.00%, 02/01/2031 (a)	375,000	366,107
Northern Oil and Gas Inc
8.13%, 03/01/2028 (a)	200,000	203,184
8.75%, 06/15/2031 (a)	250,000	264,361
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.00%, 12/31/2030 (a)	125,000	118,856
USA Compression Partners LP / USA Compression Finance Corp
6.88%, 04/01/2026	150,000	149,945
7.13%, 03/15/2029 (a)	150,000	152,114
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (a)	50,000	45,046
6.25%, 01/15/2030 (a)	75,000	75,510
4.13%, 08/15/2031 (a)	50,000	44,503
Venture Global LNG Inc
8.13%, 06/01/2028 (a)	250,000	255,542
9.50%, 02/01/2029 (a)	250,000	269,473
8.38%, 06/01/2031 (a)	250,000	257,983
Vital Energy Inc
10.13%, 01/15/2028	125,000	131,284
9.75%, 10/15/2030	250,000	273,572
7.88%, 04/15/2032 (a)	100,000	101,766
		5,374,832

Food & Drug Retail - 0.6%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028 (a)	125,000	126,431
3.50%, 03/15/2029 (a)	175,000	157,306
		283,737

Food/Beverage/Tobacco - 0.9%
Post Holdings Inc
4.63%, 04/15/2030 (a)	125,000	114,966
6.25%, 02/15/2032 (a)	75,000	75,642
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed, 4.63%, 03/01/2029 (a)	250,000	220,910
		411,518

Gaming - 2.4%
Caesars Entertainment Inc
8.13%, 07/01/2027 (a)	125,000	128,117
7.00%, 02/15/2030 (a)	125,000	128,363
Churchill Downs Inc
5.50%, 04/01/2027 (a)	125,000	122,719
4.75%, 01/15/2028 (a)	125,000	119,192
Light & Wonder International Inc, 7.50%, 09/01/2031 (a)	100,000	104,140
MGM Resorts International, 6.50%, 04/15/2032	75,000	74,786
Ontario Gaming GTA LP, 8.00%, 08/01/2030 (a)	125,000	128,846
Penn Entertainment Inc, 5.63%, 01/15/2027 (a)	350,000	337,994
		1,144,157

Healthcare - 4.6%
AdaptHealth LLC, 6.13%, 08/01/2028 (a)	125,000	117,517
AMN Healthcare Inc, 4.63%, 10/01/2027 (a)	250,000	237,665
Catalent Pharma Solutions Inc, 3.13%, 02/15/2029 (a)	75,000	71,740
CHS/Community Health Systems Inc
5.63%, 03/15/2027 (a)	125,000	115,072
8.00%, 12/15/2027 (a)	125,000	122,728
5.25%, 05/15/2030 (a)	125,000	102,042
DaVita Inc
4.63%, 06/01/2030 (a)	50,000	44,802
3.75%, 02/15/2031 (a)	125,000	104,750
Fortrea Holdings Inc, 7.50%, 07/01/2030 (a)	100,000	103,417
Legacy LifePoint Health LLC, 4.38%, 02/15/2027 (a)	125,000	119,315
Medline Borrower LP, 3.88%, 04/01/2029 (a)	125,000	113,983
MPH Acquisition Holdings LLC, 5.50%, 09/01/2028 (a)	125,000	106,437
MPT Operating Partnership LP / MPT Finance Corp, 4.63%, 08/01/2029	175,000	134,372
Prestige Brands Inc, 3.75%, 04/01/2031 (a)	250,000	218,143
Prime Healthcare Services Inc, 7.25%, 11/01/2025 (a)	250,000	249,628
Tenet Healthcare Corp
5.13%, 11/01/2027	125,000	122,364
4.25%, 06/01/2029	125,000	116,317
		2,200,292

Homebuilders/Real Estate - 6.2%
Brookfield Residential Properties Inc / Brookfield Residential US LLC, 6.25%, 09/15/2027 (a)	125,000	122,405
Global Infrastructure Solutions Inc, 5.63%, 06/01/2029 (a)	187,000	171,539
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 04/15/2025 (a)	125,000	124,597
3.38%, 06/15/2026 (a)	100,000	94,303
8.00%, 06/15/2027 (a)	25,000	26,098
3.75%, 09/15/2030 (a)	125,000	105,130
Iron Mountain Inc, 5.25%, 07/15/2030 (a)	250,000	236,769
Kennedy-Wilson Inc, 5.00%, 03/01/2031	175,000	136,345
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
5.25%, 10/01/2025 (a)	125,000	122,853
4.75%, 06/15/2029 (a)	125,000	113,784
LGI Homes Inc, 8.75%, 12/15/2028 (a)	75,000	79,192
MasTec Inc, 6.63%, 08/15/2029 (a)	75,000	70,789
RHP Hotel Properties LP / RHP Finance Corp, 6.50%, 04/01/2032 (a)	225,000	225,973
Service Properties Trust
7.50%, 09/15/2025	225,000	228,125
5.25%, 02/15/2026	250,000	241,737
4.95%, 02/15/2027	225,000	208,264
5.50%, 12/15/2027	25,000	23,776
Starwood Property Trust Inc
3.75%, 12/31/2024 (a)	50,000	49,123
3.63%, 07/15/2026 (a)	125,000	117,411
7.25%, 04/01/2029 (a)	50,000	50,467
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC
10.50%, 02/15/2028 (a)	250,000	259,417
6.50%, 02/15/2029 (a)	175,000	135,785
		2,943,882

Hotels - 0.2%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/2031 (a)	125,000	112,039

Insurance - 0.7%
Acrisure LLC / Acrisure Finance Inc, 4.25%, 02/15/2029 (a)	150,000	135,563
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
6.75%, 04/15/2028 (a)	125,000	125,994
7.00%, 01/15/2031 (a)	93,000	94,034
		355,591

Leisure - 3.1%
Carnival Corp, 5.75%, 03/01/2027 (a)	250,000	247,651
Carnival Holdings Bermuda Ltd, 10.38%, 05/01/2028 (a)	500,000	545,856
Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op, 5.50%, 05/01/2025 (a)	150,000	149,525
Royal Caribbean Cruises Ltd
8.25%, 01/15/2029 (a)	125,000	132,434
9.25%, 01/15/2029 (a)	100,000	107,222
6.25%, 03/15/2032 (a)	50,000	50,458
Six Flags Entertainment Corp, 7.25%, 05/15/2031 (a)	250,000	253,861
		1,487,007

Metals/Mining - 2.8%
Alcoa Nederland Holding BV, 7.13%, 03/15/2031 (a)	200,000	204,258
ERO Copper Corp, 6.50%, 02/15/2030 (a)	250,000	237,840
Kaiser Aluminum Corp, 4.50%, 06/01/2031 (a)	250,000	221,480
Mineral Resources Ltd, 9.25%, 10/01/2028 (a)	250,000	263,365
Perenti Finance Pty Ltd, 6.50%, 10/07/2025 (a)	400,000	398,300
		1,325,243

Publishing/Printing - 0.3%
Cimpress PLC, 7.00%, 06/15/2026	150,000	150,255

Restaurants - 1.9%
1011778 BC ULC / New Red Finance Inc, 4.38%, 01/15/2028 (a)	125,000	118,133
Brinker International Inc, 8.25%, 07/15/2030 (a)	150,000	158,170
IRB Holding Corp, 7.00%, 06/15/2025 (a)	250,000	250,183
Raising Cane's Restaurants LLC, 9.38%, 05/01/2029 (a)	250,000	270,430
Yum! Brands Inc, 5.38%, 04/01/2032	125,000	121,206
		918,122

Services - 3.2%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	100,000	101,430
Avis Budget Car Rental LLC / Avis Budget Finance Inc, 8.00%, 02/15/2031 (a)	250,000	249,732
EquipmentShare.com Inc, 9.00%, 05/15/2028 (a)	125,000	128,888
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028 (a)	125,000	135,639
Ritchie Bros Holdings Inc, 6.75%, 03/15/2028 (a)	100,000	102,129
TriNet Group Inc, 7.13%, 08/15/2031 (a)	125,000	128,403
United Rentals North America Inc, 3.75%, 01/15/2032	250,000	218,541
WESCO Distribution Inc
7.25%, 06/15/2028 (a)	125,000	127,735
6.38%, 03/15/2029 (a)	50,000	50,580
6.63%, 03/15/2032 (a)	50,000	50,890
ZipRecruiter Inc, 5.00%, 01/15/2030 (a)	250,000	220,368
		1,514,335

Super Retail - 2.7%
Evergreen Acqco 1 LP / TVI Inc, 9.75%, 04/26/2028 (a)	226,000	243,101
Hanesbrands Inc, 9.00%, 02/15/2031 (a)	225,000	231,397
LCM Investments Holdings II LLC
4.88%, 05/01/2029 (a)	125,000	115,002
8.25%, 08/01/2031 (a)	125,000	130,856
Macy's Retail Holdings LLC, 5.88%, 04/01/2029 (a)	250,000	245,514
Michaels Cos Inc, 7.88%, 05/01/2029 (a)	125,000	93,887
PetSmart Inc / PetSmart Finance Corp, 7.75%, 02/15/2029 (a)	250,000	243,751
		1,303,508

Technology - 1.2%
Cloud Software Group Inc, 6.50%, 03/31/2029 (a)	175,000	166,272
NCR Corp, 5.13%, 04/15/2029 (a)	275,000	255,359
Seagate HDD Cayman
8.25%, 12/15/2029 (a)	75,000	80,685
8.50%, 07/15/2031 (a)	75,000	81,137
		583,453

Telecommunications - 3.2%
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/01/2026 (a)	200,000	196,438
Frontier Communications Holdings LLC
8.75%, 05/15/2030 (a)	250,000	255,975
8.63%, 03/15/2031 (a)	100,000	102,222
GCI LLC, 4.75%, 10/15/2028 (a)	250,000	229,470
Iliad Holding SASU, 6.50%, 10/15/2026 (a)	200,000	198,328
Intelsat Jackson Holdings SA, 6.50%, 03/15/2030 (a)	25,000	23,317
Level 3 Financing Inc
3.40%, 03/01/2027 (a)	125,000	97,199
4.25%, 07/01/2028 (a)	150,000	72,642
Qwest Corp, 7.25%, 09/15/2025	125,000	121,998
Zayo Group Holdings Inc, 4.00%, 03/01/2027 (a)	250,000	205,954
		1,503,543

Utilities - 1.0%
Calpine Corp, 4.63%, 02/01/2029 (a)	125,000	115,817
Clearway Energy Operating LLC, 3.75%, 02/15/2031 (a)	250,000	214,787
Sunnova Energy Corp, 5.88%, 09/01/2026 (a)	175,000	136,885
		467,489
TOTAL CORPORATE BONDS (Cost $31,803,036)		32,079,573

BANK LOANS - 30.2%	Par	Value
Aerospace/Defense - 0.5%
TransDigm Inc TL, Senior Secured First Lien
8.06% (3 mo. SOFR US + 2.75%), 03/22/2030	100,000	100,323
8.60% (3 mo. SOFR US + 3.25%), 02/28/2031	149,625	150,526
		250,849

Automotive & Auto Parts - 1.0%
American Axle & Manufacturing Inc TL, Senior Secured First Lien, 8.92% (1 mo. SOFR US + 3.50%), 12/13/2029	144,000	144,540
First Brands Group LLC TL, Senior Secured First Lien, 10.57% (3 mo. SOFR US + 5.00%), 03/30/2027	347,696	348,652
		493,192

Broadcasting - 0.4%
Century DE Buyer LLC TL, Senior Secured First Lien, 9.32% (3 mo. SOFR US + 4.00%), 10/30/2030	170,000	170,829

Building Materials - 1.1%
MIWD Holdco II LLC TL, 8.83% (1 mo. Term SOFR + 3.50%), 03/28/2031	325,000	326,930
US Silica Co TL First Lien, 10.18% (1 mo. Term SOFR + 4.75%), 03/25/2030	175,000	175,485
		502,415

Cable/Satellite TV - 1.7%
Cogeco Communications USA II LP TL, Senior Secured First Lien, 8.58% (1 mo. SOFR US + 3.25%), 09/30/2030	250,000	244,636
Directv Financing LLC TL, Senior Secured First Lien, 10.69% (1 mo. SOFR US + 5.25%), 08/02/2029	237,670	237,873
Telenet Financing USD LLC TL, Senior Secured First Lien, 7.44% (1 mo. SOFR US + 2.00%), 04/28/2028	200,000	194,916
UPC Financing Partnership (4/21) (NewCo) TL, Senior Secured First Lien, 8.44% (1 mo. SOFR US + 3.00%), 01/31/2029	150,000	149,617
		827,042

Capital Goods - 1.1%
Arcline FM Holdings LLC TL, Senior Secured First Lien, 10.32% (3 mo. SOFR US + 4.75%), 06/23/2028	57,852	57,960
Chart Industries Inc TL, Senior Secured First Lien, 8.67% (1 mo. SOFR US + 3.25%), 03/18/2030	136,680	137,249
DexKo Global TL (9/21) TL, Senior Secured First Lien, 9.32% (3 mo. SOFR US + 3.75%), 10/04/2028	99,241	98,434
Emrld Borrower LP TL, Senior Secured First Lien, 7.79% (3 mo. SOFR US + 2.50%), 05/31/2030	234,413	234,589
		528,232

Chemicals - 1.2%
Bakelite TL (US Holdco / Fusion) TL, Senior Secured First Lien, 9.50% (3 mo. SOFR US + 4.00%), 05/29/2029	148,864	149,236
Koppers 3/24 B TL, 3.00%, 04/10/2030	150,000	150,563
Nouryon USA LLC TL, Senior Secured First Lien
9.42% (3 mo. SOFR US + 4.00%), 04/03/2028	118,491	119,009
9.42% (3 mo. SOFR US + 4.00%), 04/03/2028	30,757	30,892
Pearls (Netherlands) BidCo (USD) (Caldic) (02/22) TL, Senior Secured First Lien, 9.31% (3 mo. SOFR US + 4.00%), 03/01/2029	147,739	147,739
		597,439

Consumer-Products - 0.4%
Recess Holdings Inc TL, Senior Secured First Lien, 9.84% (3 mo. SOFR US + 4.50%), 02/20/2030	200,000	200,938

Containers - 0.7%
Berry Global Inc TL, Senior Secured First Lien, 7.18% (1 mo. SOFR US + 1.75%), 07/02/2029	199,500	199,644
Pactiv Evergreen Group Holdings Inc TL, Senior Secured First Lien
8.69% (1 mo. SOFR US + 3.25%), 09/25/2028	109,619	110,126
8.69% (1 mo. SOFR US + 3.25%), 09/25/2028	13,976	14,040
8.69% (1 mo. SOFR US + 3.25%), 09/25/2028	24,133	24,244
		348,054

Diversified Financial Services - 2.5%
Citadel Securities LP TL, Senior Secured First Lien, 7.58% (1 mo. SOFR US + 2.25%), 07/29/2030	74,633	74,655
DRW Holdings LLC TL, Senior Secured First Lien, 9.19% (1 mo. SOFR US + 3.75%), 03/01/2028	197,959	198,207
Global Business Travel Holdings Ltd TL, Senior Secured First Lien, 8.07% (3 mo. LIBOR US + 2.50%), 07/21/2025 (b)	248,684	248,607
GTCR W Merger Sub LLC TL, Senior Secured First Lien, 8.31% (3 mo. SOFR US + 3.00%), 01/31/2031	100,000	100,479
Jane Street Group LLC TL, Senior Secured First Lien, 7.94% (1 mo. SOFR US + 2.50%), 01/26/2028	198,462	198,784
Nuvei Technologies Corp TL, Senior Secured First Lien
8.43% (1 mo. SOFR US + 3.00%), 12/19/2030	135,134	135,612
8.43% (1 mo. SOFR US + 3.00%), 12/19/2030	90,771	91,092
8.43% (1 mo. SOFR US + 3.00%), 12/19/2030	23,471	23,554
Trans Union LLC TL, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 2.00%), 12/01/2028	100,000	100,069
		1,171,059

Diversified Media - 0.5%
Advantage Sales & Marketing Inc TL, Senior Secured First Lien
10.18% (3 mo. SOFR US + 4.50%), 10/28/2027	248,867	249,662
10.18% (1 mo. SOFR US + 4.50%), 10/28/2027	9	9
		249,671

Environmental - 0.4%
Covanta Holding Corp TL, Senior Secured First Lien
8.07% (1 mo. SOFR US + 2.75%), 11/30/2028	185,581	185,763
8.07% (1 mo. SOFR US + 2.75%), 11/30/2028	13,953	13,967
		199,730

Food/Beverage/Tobacco - 0.8%
Chobani LLC TL, Senior Secured First Lien, 9.08% (1 mo. SOFR US + 3.75%), 10/25/2027	90,773	91,378
Upfield USA Corp TL First Lien, 10.06% (1 mo. Term SOFR + 4.75%), 01/03/2028	300,000	299,016
		390,394

Gaming - 1.6%
Caesars Entertainment Inc TL, Senior Secured First Lien, 8.04% (3 mo. SOFR US + 2.75%), 02/06/2031	125,000	125,254
Flutter Financing BV TL, Senior Secured First Lien, 7.56% (3 mo. SOFR US + 2.25%), 11/29/2030	299,250	299,917
Station Casinos LLC TL, Senior Secured First Lien, 7.58% (1 mo. SOFR US + 2.25%), 03/14/2031	325,000	324,963
		750,134

Healthcare - 0.6%
Elanco Animal Health Inc TL, Senior Secured First Lien, 7.18% (1 mo. SOFR US + 1.75%), 08/02/2027	148,201	147,842
ICON Luxembourg SARL TL, Senior Secured First Lien
7.33% (1 mo. SOFR US + 2.00%), 07/03/2028	95,825	96,168
7.33% (1 mo. SOFR US + 2.00%), 07/03/2028	23,875	23,961
		267,971

Homebuilders/Real Estate - 0.9%
Cushman & Wakefield US Borrower LLC TL, Senior Secured First Lien, 9.33% (1 mo. SOFR US + 4.00%), 01/31/2030	249,375	250,310
Iron Mountain Inc TL, Senior Secured First Lien, 7.58% (1 mo. SOFR US + 2.25%), 01/31/2031	199,500	198,336
		448,646

Hotels - 1.3%
Hilton Grand Vacations Borrower LLC TL, Senior Secured First Lien, 8.19% (1 mo. SOFR US + 2.75%), 08/02/2028	198,473	198,929
Hilton Hotels (10/23) TL B4 TL, Senior Secured First Lien, 7.43% (1 mo. SOFR US + 2.00%), 11/08/2030	150,000	150,481
Travel + Leisure Co TL, Senior Secured First Lien, 8.68% (1 mo. SOFR US + 3.25%), 12/14/2029	249,375	250,248
		599,658

Leisure - 0.4%
Delta 2 Lux SARL TL, Senior Secured First Lien, 7.60% (3 mo. SOFR US + 2.25%), 01/15/2030	200,000	200,450

Metals/Mining - 0.3%
Grinding Media Inc TL, Senior Secured First Lien
9.59% (3 mo. SOFR US + 4.00%), 10/12/2028	116,645	116,354
9.59% (3 mo. SOFR US + 4.00%), 10/12/2028	32,590	32,508
		148,862

Publishing/Printing - 0.3%
Cimpress USA Inc TL, Senior Secured First Lien
8.94% (1 mo. SOFR US + 3.50%), 05/17/2028	98,441	98,534
8.94% (1 mo. SOFR US + 3.50%), 05/17/2028	50,791	50,839
		149,373

Restaurants - 0.3%
1011778 BC ULC TL, Senior Secured First Lien, 7.58% (1 mo. SOFR US + 2.25%), 09/23/2030	149,625	149,719

Services - 2.9%
APi Group DE Inc TL, Senior Secured First Lien, 7.94% (1 mo. SOFR US + 2.50%), 01/03/2029	230,000	230,767
Camelot US Acquisition LLC TL, Senior Secured First Lien
8.08% (1 mo. SOFR US + 2.75%), 01/31/2031	39,907	39,937
8.08% (1 mo. SOFR US + 2.75%), 01/31/2031	9,302	9,309
8.08% (1 mo. SOFR US + 2.75%), 01/31/2031	791	791
DXP Enterprises Inc TL, Senior Secured First Lien, 10.29% (6 mo. SOFR US + 4.75%), 10/07/2030	99,500	99,904
Foundever Worldwide Corp TL, Senior Secured First Lien, 9.19% (1 mo. SOFR US + 3.75%), 08/28/2028	248,724	214,525
Garda World Security Corp TL, Senior Secured First Lien, 9.58% (3 mo. SOFR US + 4.25%), 02/01/2029	50,000	50,157
Kingpin Intermediate Holdings LLC TL, Senior Secured First Lien, 8.83% (1 mo. SOFR US + 3.50%), 02/08/2028	198,998	199,246
Neptune BidCo US B TL, Senior Secured First Lien, 10.42% (3 mo. SOFR US + 5.00%), 04/11/2029	99,250	91,738
Peraton Corp TL, Senior Secured First Lien, 9.18% (1 mo. SOFR US + 3.75%), 02/01/2028	247,871	248,124
PG Investment Co 59 SARL TL, 8.82% (1 mo. Term SOFR + 3.50%), 03/24/2031	100,000	100,313
Thevelia US LLC TL, Senior Secured First Lien, 9.06% (3 mo. SOFR US + 3.75%), 06/01/2029	49,875	50,023
Windsor Holdings III LLC TL, Senior Secured First Lien, 9.33% (1 mo. SOFR US + 4.00%), 08/01/2030	49,875	49,875
		1,384,709

Steel - 0.5%
Zekelman Industries Inc TL, 7.57% (1 mo. Term SOFR + 2.25%), 03/24/2031	225,000	225,578

Super Retail - 1.2%
Birkenstock US BidCo Inc TL, Senior Secured First Lien, 8.83% (3 mo. SOFR US + 3.25%), 04/28/2028	84,386	84,657
Leslie's Poolmart Inc TL, Senior Secured First Lien, 8.19% (1 mo. SOFR US + 2.75%), 03/09/2028	248,718	248,861
Upbound Group Inc TL, Senior Secured First Lien, 9.12% (6 mo. SOFR US + 3.25%), 02/17/2028	248,655	249,017
		582,535

Technology - 3.7%
Adeia Inc TL, Senior Secured First Lien, 8.94% (1 mo. SOFR US + 3.50%), 06/08/2028	178,029	178,585
Ahead B TL, Senior Secured First Lien, 9.56% (1 mo. SOFR US + 4.25%), 02/01/2031	25,000	25,115
Ahead DB Holdings (04/21) TL, Senior Secured First Lien, 9.16% (3 mo. SOFR US + 3.75%), 10/18/2027	97,250	97,449
AppLovin Corp TL, 8.43% (1 mo. Term SOFR + 3.00%), 08/19/2030	250,000	250,156
ConnectWise LLC TL, Senior Secured First Lien, 9.11% (3 mo. SOFR US + 3.50%), 09/30/2028	198,982	199,168
Constant Contact Inc TL, Senior Secured First Lien, 9.59% (3 mo. SOFR US + 4.00%), 02/10/2028	199,198	194,075
DTI Holdco Inc TL, Senior Secured First Lien, 10.06% (3 mo. SOFR US + 4.75%), 04/26/2029	198,990	199,239
Indy US Holdco LLC TL, Senior Secured First Lien
11.58% (1 mo. SOFR US + 6.25%), 03/06/2028	115,295	114,935
11.58% (1 mo. SOFR US + 6.25%), 03/06/2028	83,702	83,441
MeridianLink Inc TL, Senior Secured First Lien, 8.61% (3 mo. SOFR US + 3.00%), 11/10/2028	248,731	249,166
Open Text TL B (08/23) TARGET TL, Senior Secured First Lien, 8.18% (1 mo. SOFR US + 2.75%), 01/31/2030	137,665	138,057
		1,729,386

Telecommunications - 1.6%
Crown Subsea Communications Holding Inc TL, Senior Secured First Lien, 10.07% (3 mo. SOFR US + 4.75%), 01/30/2031	250,000	251,772
Iridium Satellite LLC TL, Senior Secured First Lien, 7.83% (1 mo. SOFR US + 2.50%), 09/20/2030	199,538	199,705
Voyage TL B (Vocus Group) (USD) TL, Senior Secured First Lien, 9.08% (3 mo. SOFR US + 3.50%), 07/20/2028	148,855	149,320
Ziggo Financing Partnership TL, Senior Secured First Lien, 7.94% (1 mo. SOFR US + 2.50%), 04/30/2028	150,000	148,031
		748,828

Transportation Excluding Air/Rail - 0.8%
First Student Bidco B TL, Senior Secured First Lien, 9.45% (3 mo. SOFR US + 4.00%), 07/21/2028	238,579	239,056
XPO TL B (12/23) TL, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 2.00%), 02/28/2031	150,000	150,110
		389,166

Utilities - 1.5%
Calpine Construction Finance Co LP TL, Senior Secured First Lien, 7.58% (1 mo. SOFR US + 2.25%), 07/31/2030	149,250	149,260
Constellation Renewables LLC TL, Senior Secured First Lien, 8.10% (3 mo. SOFR US + 2.50%), 12/15/2027	150,000	150,308
Discovery Energy Holding Corp TL, 10.10% (1 mo. Term SOFR + 4.75%), 01/30/2031	175,000	175,473
Edgewater Generation LLC TL, Senior Secured First Lien, 9.19% (1 mo. SOFR US + 3.75%), 12/15/2025	244,811	244,366
		719,407
TOTAL BANK LOANS (Cost $14,311,127)		14,424,266

SHORT-TERM INVESTMENTS - 4.1%
Money Market Funds - 4.1%	Shares
First American Treasury Obligations Fund - Class X, 5.21%(c)	1,948,539	1,948,539

TOTAL SHORT-TERM INVESTMENTS (Cost $1,948,539)		1,948,539

TOTAL INVESTMENTS - 101.3% (Cost $48,062,702)		$48,452,378
Liabilities in Excess of Other Assets - (1.3)%		(622,151)
TOTAL NET ASSETS - 100.0%		$47,830,227

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $28,349,091 or 59.3% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Summary of Fair Value Disclosure at March 31, 2024 (Unaudited)

The Muzinich Flexible U.S. High Yield Income Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024. See the Schedule of Investments for an industry breakout.

Muzinich Flexible U.S. High Yield Income Fund
	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	–	32,079,573	–	32,079,573
Bank Loans	–	14,424,266	–	14,424,266
Money Market Funds	1,948,539	–	–	1,948,539
Total Assets	1,948,539	46,503,839	–	48,452,378

Refer to the Schedule of Investments for industry classifications.